Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
4. INTANGIBLE ASSETS, NET
Intangible assets as of December 31, 2020 and 2019 are composed of the following (in thousands):

	December 31, 2020
	Weighted Average Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Amount
Patents	20	$1,307	$(10)	$1,297
Trademark	Indefinite	60	—	60
Website and other	10-20	51	(7)	44
Internally developed software	3	1,608	(322)	1,286

Total		$3,026	$(339)	$2,687

	December 31, 2019
	Weighted Average Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Amount
Patents	20	$829	$(4)	$825
Trademark	Indefinite	34	—	34
Website and other	10	41	(2)	39
Internally developed software	3	423	(45)	378

Total		$1,327	$(51)	$1,276

Total amortization expense for intangible assets for the years ended December 31, 2020 and 2019 was $288 thousand and $49 thousand, respectively.
As of December 31, 2020, the projected annual amortization expense for the Company’s intangible assets is as follows (in thousands):

Year ending December 31,
2021	$550
2022	505
2023	273
2024	14
2025	14
Thereafter	1,271

Total	$2,627